Changes in Accumulated Other Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Other Comprehensive income
Balances as of January 1	$ (1,426,000,000)
Net unrealized pension and other postretirement benefit (losses) gains, net of tax	(117,000,000)	89,000,000	(7,000,000)
Balances as of December 31	(1,919,000,000)	(1,426,000,000)
Tax impact for the changes in each component of accumulated other comprehensive (loss) income
Investment securities	19,000,000	(142,000,000)	7,000,000
Cash flow hedges	0	0	1,000,000
Foreign currency translation adjustments	(64,000,000)	(49,000,000)	24,000,000
Net investment hedges	273,000,000	135,000,000	(176,000,000)
Pension and other postretirement benefit losses	(46,000,000)	56,000,000	0
Total tax impact	182,000,000	0	(144,000,000)
Accumulated Other Comprehensive (Loss) Income [Member]
Changes in Other Comprehensive income
Balances as of January 1	(1,426,000,000)	(927,000,000)	(876,000,000)
Net unrealized gains (losses)	104,000,000	(159,000,000)	106,000,000
Reclassification for realized (gains) losses into earnings	(66,000,000)	(93,000,000)	(77,000,000)
Net translation of investments in foreign operations	(869,000,000)	(589,000,000)	215,000,000
Net gains (losses) related to hedges of investment in foreign operations	455,000,000	253,000,000	(288,000,000)
Net unrealized pension and other postretirement benefit (losses) gains, net of tax	(117,000,000)	89,000,000	(7,000,000)
Net change in accumulated other comprehensive (loss) income	(493,000,000)	(499,000,000)	(51,000,000)
Balances as of December 31	(1,919,000,000)	(1,426,000,000)	(927,000,000)
Net Unrealized Investment Gains (Losses) on Investment Securities [Member]
Changes in Other Comprehensive income
Balances as of January 1	63,000,000	315,000,000	288,000,000
Net unrealized gains (losses)	104,000,000	(159,000,000)	106,000,000
Reclassification for realized (gains) losses into earnings	(71,000,000)	(93,000,000)	(79,000,000)
Net change in accumulated other comprehensive (loss) income	33,000,000	(252,000,000)	27,000,000
Balances as of December 31	96,000,000	63,000,000	315,000,000
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Changes in Other Comprehensive income
Balances as of January 1	0	0	(1,000,000)
Net unrealized gains (losses)			0
Reclassification for realized (gains) losses into earnings			1,000,000
Net change in accumulated other comprehensive (loss) income	0	0	1,000,000
Balances as of December 31	0	0	0
Foreign Currency Translation Adjustments [Member]
Changes in Other Comprehensive income
Balances as of January 1	(1,090,000,000)	(754,000,000)	(682,000,000)
Reclassification for realized (gains) losses into earnings	5	0	1
Net translation of investments in foreign operations	(869,000,000)	(589,000,000)	215,000,000
Net gains (losses) related to hedges of investment in foreign operations	455,000,000	253,000,000	(288,000,000)
Net change in accumulated other comprehensive (loss) income	(409,000,000)	(336,000,000)	(72,000,000)
Balances as of December 31	(1,499,000,000)	(1,090,000,000)	(754,000,000)
Net Unrealized Pension and Other Postretirement Benefit Losses [Member]
Changes in Other Comprehensive income
Balances as of January 1	(399,000,000)	(488,000,000)	(481,000,000)
Net unrealized pension and other postretirement benefit (losses) gains, net of tax	(117,000,000)	89,000,000	(7,000,000)
Net change in accumulated other comprehensive (loss) income	(117,000,000)	89,000,000	(7,000,000)
Balances as of December 31	$ (516,000,000)	$ (399,000,000)	$ (488,000,000)